Restatement of Prior Period Financial Statements (Tables)	6 Months Ended
Jun. 30, 2025
Restatement of Prior Period Financial Statements [Abstract]
Schedule of Statement of Operations

The effect of the adjustment within the Company’s statement of operations for the six months ended June 30, 2024 is as follows:

	Six months ended June 30, 2024
	As previously reported	Adjustment	As restated
Change in fair value of SAFE agreements	$424,721	$13,037,989	$13,462,710
Net loss	$3,154,011	$13,037,989	$16,192,000
Net loss per share, basic and diluted	$0.03	$1.32	$1.35
The effect of the adjustment within the Company’s statement of operations for the three months ended March 31, 2025 is as follows:
	Three-months ended March 31, 2025
	As previously reported	Adjustment	As restated
Revenue	$352,498	-	$352,498
Cost of good sold	327,238	(310,160)	17,078
Gross profit	25,260	310,160	335,420
General and administrative expenses	748,513	(130,782)	$617,731
Research and development expenses	484,482	(90,618)	393,864
Sales and marketing	528,526	154,223	682,749
Acquisition and integration	-	377,337	377,337
Total operating expenses	1,761,521	310,160	2,071,681
Loss from operations	$(1,736,261)	-	$(1,736,261)

Schedule of Statement of Shareholders’ Deficit

The effect of the adjustment within the Company’s statement of shareholders’ deficit for the six months ended June 30, 2024 is as follows:

	Six months ended June 30, 2024
	As previously reported	Adjustment	As restated
Net loss	$3,154,011	$13,037,989	$16,192,000
Accumulated deficit	$6,349,844	$13,037,989	$19,387,833
Total shareholders’ deficit	$5,935,041	$13,037,989	$18,973,030

Schedule of Statement of Cash Flow

The effect of the adjustment within the Company’s statement of cash flow for the six months ended June 30, 2024 is as follows:

	Six-months ended June 30, 2024
	As previously reported	Adjustment	As restated
Net loss	$3,154,011	$13,037,989	$16,192,000
Change in fair value of SAFE agreements	$424,721	$13,037,989	$13,462,710